INCOME TAX (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Current Tax:
PRC Income Tax Expense	¥ 7	¥ 85
Deferred tax expense	0
Tax expense (income), continuing operations	¥ 7	¥ 85